Evercore Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Beverages - 2.0%
Constellation Brands, Inc. - Class A	30,940	7,126,101

Building Materials - 2.1%
Builders FirstSource, Inc.(a)	115,500	7,454,370

Chemicals - 2.3%
Celanese Corp.	56,310	8,045,010

Drugs - 2.3%
Abbott Laboratories	67,170	7,950,241

Electrical Equipment - 2.6%
CDW Corp.	51,555	9,222,674

Financial Services - 14.1%
BlackRock, Inc. - Class A	7,695	5,880,288
JPMorgan Chase & Co.	60,475	8,243,952
Mastercard, Inc.	32,360	11,564,817
Morgan Stanley	114,710	10,025,654
The Blackstone Group Inc. - Class A	108,490	13,771,721
		49,486,432
Health Care Services - 9.1%
Thermo Fisher Scientific, Inc.	28,665	16,930,982
UnitedHealth Group, Inc.	29,630	15,110,411
		32,041,393
Insurance - 2.2%
Chubb Ltd.	35,060	7,499,334

Media - 1.6%
The Walt Disney Co.(a)	40,220	5,516,575

Office Equipment - 5.6%
Apple, Inc.	113,205	19,766,725

Pipelines - 2.6%
Williams Companies, Inc.	276,280	9,230,515

Property Management - 2.8%
CBRE Group, Inc. - Class A(a)	107,770	9,863,110

Restaurants - 2.2%
McDonald's Corp.	30,300	7,492,584

Retail - 3.8%
Best Buy Co., Inc.	76,310	6,936,579
TJX Companies, Inc.	104,155	6,309,710
		13,246,289
Semiconductors - 2.9%
Texas Instruments, Inc.	56,035	10,281,302

Services - 11.6%
Accenture PLC - Class A	31,125	10,496,284
Alphabet, Inc. - Class A(a)	2,055	5,715,674
Alphabet, Inc. - Class C(a)	4,202	11,736,144
Amazon.com, Inc.(a)	3,915	12,762,704
		40,710,806
Software - 10.9%
Adobe Systems, Inc.(a)	17,810	8,114,592
Ansys, Inc.(a)	15,015	4,769,515
Microsoft Corp.	57,750	17,804,902
SS&C Technologies Holdings, Inc.	99,000	7,426,980
		38,115,989
Specialty Retail - 10.1%
AutoZone, Inc.(a)	5,670	11,592,768
BorgWarner, Inc.	159,440	6,202,216
Home Depot, Inc.	37,160	11,123,103
Nike, Inc. - Class B	48,650	6,546,344
		35,464,431
Telecommunications - 2.5%
American Tower Corp. - REIT	35,045	8,804,005

Transportation - 2.2%
FedEx Corp.	33,420	7,733,054

TOTAL COMMON STOCKS (Cost $147,600,387)		$335,050,940

SHORT-TERM INVESTMENT - 4.5%
Invesco Government & Agency Portfolio, Institutional Class, 0.262% (b)	15,813,764	15,813,764
TOTAL SHORT-TERM INVESTMENT (Cost $15,813,764)		$15,813,764

Total Investments (Cost $163,414,151) - 100.0%		$350,864,704
Liabilities in Excess of Other Assets - 0.0%		(1,203)
TOTAL NET ASSETS - 100.0%		$350,863,501

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown is the annualized seven day effective yield as of March 31, 2022.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Common Stocks	$335,050,940	$–	$–	$335,050,940
Short-Term Investment	15,813,764	–	–	15,813,764
Total Investments	$350,864,704	$–	$–	$350,864,704

Please refer to the Schedule of Investments for further industry breakout.